Risk management - EVE and NII based on interest rate risk in banking book of bank, consolidated trusts and subsidiaries of the bank (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Woori Venture Partners Co., Ltd.
Statement One [Line Items]
Change in EVE	[1],[2]	₩ 340	₩ 0
Change in NII	[1],[3]	2,782	0
Woori Bank
Statement One [Line Items]
Change in EVE	[2]	683,660	411,447
Change in NII	[3]	743,489	448,509
Woori Card Co., Ltd.
Statement One [Line Items]
Change in EVE	[2]	80,720	139,005
Change in NII	[3]	76,846	185,637
Woori Financial Capital Co., Ltd.
Statement One [Line Items]
Change in EVE	[2]	48,523	43,098
Change in NII	[3]	17,585	13,814
Woori Investment Bank Co., Ltd.
Statement One [Line Items]
Change in EVE	[2]	4,464	26,311
Change in NII	[3]	15,303	8,229
Woori Asset Trust Co., Ltd.
Statement One [Line Items]
Change in EVE	[2]	1,210	1,137
Change in NII	[3]	7,018	6,736
Woori Asset Management Corp.
Statement One [Line Items]
Change in EVE	[2]	832	913
Change in NII	[3]	2,154	1,299
Woori Savings Bank
Statement One [Line Items]
Change in EVE	[2]	7,347	6,618
Change in NII	[3]	11,077	10,348
Woori Private Equity Asset Management Co., Ltd.
Statement One [Line Items]
Change in EVE	[2]	80	547
Change in NII	[3]	775	886
Woori Global Asset Management Co., Ltd.
Statement One [Line Items]
Change in EVE	[2]	536	251
Change in NII	[3]	269	538
Woori Financial F&I Co., Ltd.
Statement One [Line Items]
Change in EVE	[2]	63,852	26,069
Change in NII	[3]	₩ 3,961	₩ 219

[1]	Additional investment occurred and added it as a consolidated subsidiary during the year ended December 31, 2023.
[2]	ΔEVE: change in Economic Value of Equity
[3]	ΔNII: change in Net Interest Income